DEBT - Balances Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Total debt	$ 380,000	$ 240,000
Less: current portion of term loan (scheduled payments)	12,500	24,000
Less: debt discount and debt issuance costs, net	7,471	4,113
Total long-term debt	360,029	211,887
Fair value of derivative liability	$ 552	$ 0